CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 441,506	$ 64,789	$ 83,245
Accounts Receivable	7,319	0
Inventory	22,794	0
Prepaid expenses	28,844	0	9,721
Total current assets	500,463	64,789	92,966
Right to use operating leases, net	3,052,351	310,361	0
Construction in progress	297,097	417,082	0
Fixed assets, net of accumulated depreciation	2,347,651	6,282	7,854
Total Assets	6,197,562	798,514	100,820
Current liabilities
Stock payable		0	37,186
Current liabilities
Accounts payable and accrued liabilities	2,376,577	1,069,331	648,714
Accrued interest	5,309	137,522	82,870
Derivative liabilities	0	807,682	1,488,423
Lease liability – operating leases, current portion	102,133	8,905	0
Convertible notes payable, net of discount	0	317,405	77,112
Convertible note payable, in default	0	122,166	122,166
SBA Loan Payable	460,406	460,406	0
Other current liabilities	96,136	95,256	0
Preferred stock dividends payable	125,014	9,967	0
Total current liabilities	3,165,575	3,028,640	2,419,285
Lease Liability- operating leases, non-current	3,092,130	312,099	0
Total Liabilities	6,257,705	3,340,739	2,419,285
Commitments and contingencies	0	0	0
Stockholders' equity (deficit)
Common stock subscribed	156,441	0
Common stock	2,128,537	1,553,812	812,684
Additional paid-in capital	18,055,972	10,340,821	8,407,977
Accumulated deficit	(20,410,741)	(14,437,168)	(11,576,574)
Total stockholders' equity (deficit)	(60,143)	(2,542,225)	(2,318,465)
Total liabilities and stockholders' equity (deficit)	6,197,562	798,514	100,820
Series A Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock	0	48	0
Series C Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock	9,406	0
Series X Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock	$ 242	$ 262	$ 262